May 20, 2005

Michael Pressman
Office of Mergers and Acquisitions
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Meridian Healthcare Growth and Income Fund Limited Partnership.,
Schedule TO-T/A filed April 22, 2005 by MacKenzie Patterson Fuller, Inc. and its affiliates, the Purchasers
SEC File No. 5-80594

Dear Mr. Pressman:

Thank you for your letter dated May 12, 2005 regarding our recent Schedule TO-T. I will respond to the questions you asked in your letter in the order in which you posed them.

1. We have revised the Schedule TO to include the budget and a discussion of the allocation process.

2.       We have provided the disclosure requested.

3. This could only be an issue when a security can be held in "street name" by a brokerage firm. All of the Units of this Partnership are held in the name of the record holder (they are not DTC-eligible and do not have a CUSIP number). We will change the way this reads in future offers that involved DTC-Eligible securities.

4.       We have provided the disclosure requested.

5. We hereby acknowledge on behalf of all filing persons (and we have the authority to do so) that we are responsible for the adequacy and accuracy of the disclosure in the filings and that staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing and that we may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please let me know if you have any questions or further comments.

Very Truly Yours,
/s/ Chip Patterson
Chip Patterson
Vice President and General Counsel
(925) 631-9100 ext. 206
(925) 871-4046
(Fax) chip@mpfi.com